INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Monthly Provisional Payments (MPP)	$ 17,540	$ 190,169
Income tax receivable	298,093	27,628
Fixed assets tax credits	10	57
Provision tax income	(928)	(39,490)
Other tax receivables	6,015	21,589
Total	320,730	199,953
Provision tax income (First category)	81,368	10,626
Monthly Provisional Payments (MPP)	(43,232)	(9,309)
Other tax payables	6,536	925
Total	$ 44,672	$ 2,242